Basis of preparation	6 Months Ended
Jun. 30, 2021
Basis of preparation [abstract]
Disclosure of basis of preparation of financial statements [text block]
1. Basis of preparation
These Condensed Interim Consolidated Financial Statements for the three-month and six-month interim period ended June 30, 2021, were prepared in accordance with International Accounting Standard 34 Interim Financial Reporting and accounting policies set out in the 2020 Annual Report published on January 26, 2021.